Depreciation, Amortization and Impairment - Summary of Depreciation, Amortization and Impairment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortisation expense [abstract]
Amortization of intangible assets	€ 1,545	€ 1,267	€ 215
Impairment of intangible assets	1,531	0	0
Depreciation of property, plant, and equipment	3,254	1,994	823
Depreciation of right-of-use assets	1,659	1,257	805
Total	€ 7,989	€ 4,518	€ 1,843